Income Taxes - Summary of Reconciliation of Unrecognized Tax Expense (Benefits) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits balance at December 31, 2017	$ 3,883
Increase related to current year tax positions	916
Increase related to prior year tax positions	150
Decrease related to prior year tax positions	(597)
Unrecognized tax benefits balance at December 31, 2018	$ 4,352